STOCKHOLDERS’ EQUITY (Details Narrative)																		1 Months Ended			12 Months Ended
	Oct. 16, 2023 USD ($) $ / shares shares	Sep. 21, 2023 shares	Sep. 20, 2023 USD ($) $ / shares shares	Sep. 02, 2023 USD ($) $ / shares shares	Aug. 15, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Oct. 17, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Apr. 28, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares	Oct. 31, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Aggregate authorized shares | shares																					500,000,000
Common stock, shares authorized | shares																					490,000,000	490,000,000
Common stock, par value | $ / shares																					$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares																					10,000,000	10,000,000
Preferred stock, par value | $ / shares																					$ 0.0001	$ 0.0001
Share price | $ / shares	$ 0.27
Grant date value																					$ 372,000	$ 60,000
Stock based compensation																					1,044,261	6,202
Share based compensation, unrecognized expense																					267,659
Gross proceeds																					738,659	60,543
Stock issued value during period for services																					366,659
Resale amendment agreement, description									the Company issued a Form S-1/A, which registered for resale (i) up to 3,149,314 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 500,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 699,848 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 500,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A
Number of shares grant | shares	1,000,000
Number of shares granted fair value	$ 271,000
Vesting period	The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement
Stock based compensation																					$ 3,341
Warrants expiration term																				3 years
Expected term																					5 years
Expected volatility rate																					137.10%
Expected dividend rate																					0.00%
Options exercise price | $ / shares																					$ 1.12
New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate of warrants | shares			451,831					2,449,466
Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate of warrants | shares			559,878					1,959,573
Measurement Input, Option Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant measurement input																				92
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility rate			148.00%					136.00%
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected volatility rate			148.00%					136.00%
Measurement Input, Exercise Price [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant measurement input																				50
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares			$ 0.11					$ 0.80
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares			1.03					1.03
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares			0.57					1.53
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares			$ 0.57					$ 1.43
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term			3 years					3 years
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected term			3 years					3 years
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected dividend rate			0.00%					0.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Expected dividend rate			0.00%					0.00%
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant measurement input			4.82					4.54
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant measurement input			4.82					4.54
2022 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation																					$ 440,219	0
Share based compensation, unrecognized expense																					1,064,781
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares												700,000
Grant date value												$ 1,505,000
Common stock par value | $ / shares												$ 2.15
Stock based compensation																					96,016	$ 0
Share based compensation, unrecognized expense																					$ 177,259
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Options exercise price | $ / shares																					$ 0.52
GPL Ventures LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares																	$ 0.0001
Issuance of common stock for cash net, shares | shares																	4,500,000
Share price | $ / shares																	$ 0.29
Grant date value																	$ 1,322,933
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Equity fair value																				$ 994,091			$ 994,091
Issuance of common stock for cash net, shares | shares		451,831											100,000
Share price | $ / shares													$ 3.30
Warrants expiration term																				3 years
Aggregate of warrants | shares																				2,519,451
Exercise price of warrants or rights | $ / shares								$ 0.80												$ 1.03
Warrant exercise price, description			(i) reduce the exercise price of the warrant from an exercise price of $1.03 per share to $0.11 per share and (ii) add a customary cashless exercise provision to the warrant.					i) the exercise price was reduced from $1.03 to $0.80 and ii) the number of warrants was increased by a factor of 1.25 or 489,893 warrants in order to induce full, immediate exercise.
Net of equity issuance costs								$ 146,938
Proceeds from issuance of warrants								1,812,635
Warrant [Member] | New Modified Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Net of equity issuance costs			$ 1,000					$ 300,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares							$ 0.0001			$ 0.0001	$ 0.0001								$ 0.0001
Issuance of common stock for cash net, shares | shares													12,500						400,000		400,000	10,000
Grant date value																					$ 40	$ 1
Common stock par value | $ / shares							$ 1.21			$ 0.88	$ 2.10		$ 2.00						$ 1.00
Gross proceeds																			$ 400,000
Stock issued during period for services | shares							100,000			100,000	25,000										285,500
Stock issued value during period for services																					$ 29
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Issuance of common stock for cash net, shares | shares				425,000
Grant date value				$ 273,275
Common stock par value | $ / shares				$ 0.64
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares																		375,000
Common stock par value | $ / shares																		$ 3.00
Gross proceeds																		$ 6,000,000
Number of shares sold | shares													2,000,000					2,000,000
Sale of stock, price per share | $ / shares													$ 3.00					$ 3.00
Percentage of outstanding principal balance																		25.00%
Debt instrument, principal amount																		$ 4,500,000
Percentage of public offering price																			110.00%
Two Accredited Investors [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																			400,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants or rights | $ / shares													$ 3.30						$ 3.30
Shares issued warrants to purchase | shares													100,000						100,000
Percentage of public offering price													110.00%
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value | $ / shares														$ 0.29									$ 0.29
Investors [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par value | $ / shares																							$ 3.00
Debt instrument, principal amount																							$ 4,500,000
Investors [Member] | IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercisable, rate																				50
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation																$ 50,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares															60,000
Share price | $ / shares															$ 0.29	$ 0.29
Grant date value															$ 300,000
Common stock par value | $ / shares															$ 0.0001	$ 0.0001
Total fair value															$ 88,200
Stock based compensation																					88,200	$ 0
Share based compensation, unrecognized expense																					0
Executives [Member] | Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares														1,100,000								1,100,000
Grant date value																						$ 323,400
Stock based compensation																					161,700	6,202
Share based compensation, unrecognized expense																					155,498
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation													$ 25,000
Stock issued value during period for services							$ 121,000			$ 88,000	$ 52,500
Marcum LLP [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares									$ 0.0001
Issuance of common stock for cash net, shares | shares									48,000
Grant date value									$ 80,159
Common stock par value | $ / shares									$ 1.67
Mr Frank Ingriselli [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares						200,000
Grant date value						$ 213,000
Common stock par value | $ / shares						$ 1.07
Four Outside Director [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for cash net, shares | shares				425,000
Share price | $ / shares				$ 0.64
Grant date value				$ 273,275
Common stock par value | $ / shares				$ 0.0001
Stock based compensation																					96,016	$ 0
Share based compensation, unrecognized expense																					$ 177,259
Consultant [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares					120,000
Options exercise price | $ / shares					$ 0.52
Number of options vesting period					24 months
Number of options granted fair value					$ 55,711